Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone: 215.564.8000 Fax: 215.564.8120 www.stradley.com

Mena R. Larmour, Esq.

(215) 564-8014

October 10, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds) (the “Registrant”)
File Nos. 033-44611 and 811-06463
Rule 485(a) Filing

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 105/107 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed in order to register Class R shares of Invesco EQV Asia Pacific Equity Fund (the “Fund”). The Amendment relates only to the Fund and does not otherwise delete, amend, or supersede any information relating to any prospectus or statement of additional information (“SAI”) of the Registrant’s other series of shares.

Pursuant to Release No. 13768 under the 1940 Act and IM Guidance Update No. 2016-06 released by the U.S. Securities and Exchange Commission (the “Commission”) on December 15, 2016, the Registrant believes that portions of the Amendment may be eligible for selective review because they are not substantially different from the disclosure previously reviewed by the Commission. The Staff previously reviewed the Fund’s complete registration statement in connection with a Rule 485(a) filing filed on December 18, 2009 as Post-Effective Amendment Nos. 43/45, Accession No. 0000950123-09-071952 (“PEA 43”), which did not include Class R shares. The Amendment is substantially the same as PEA 43 except that the Amendment includes Class R shares1 whereas PEA 43 relates to Class A, Class B, Class C and Class Y shares.2 The primary material changes from the Amendment as compared to PEA 43 are provisions in the Fund’s prospectus and SAI relating to the addition of Class R shares.3 The sections in the Fund’s prospectus and SAI that we believe contain the new information related to Class R shares are:

1 The Registrant notes that the Amendment also includes Class R6 shares, which were registered in a Rule 485(b) filing filed on March 31, 2017 as Post-Effective Amendment Nos. 72/74.

2 The Fund’s Class B shares were converted to Class A shares in January 2018, and so are no longer included in the Amendment.

3 The Registrant notes that the Amendment reflects a change in the Fund’s name (which occurred in February 2022) and includes non-material enhancements and updates to strategy and risk disclosures that reflect, for example, more recent market developments impacting the Fund and its investments, industry-wide disclosure approaches, and, as applicable, Staff comments provided on other filings within the Invesco Funds complex. The material investment strategies and risks of the Fund are unchanged.

Prospectus:

•	Fees and Expenses of the Fund
•	Performance Information
•	Purchase and Sale of Fund Shares
•	Shareholder Account Information

SAI:

•	Distribution of Securities
•	Appendix L

Based on the foregoing, the Registrant also intends to request acceleration of effectiveness of the Amendment to on or about October 24, 2024, or as soon as practicable thereafter. Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number or, in my absence, to Claire Olivar, Esq. at (215) 564-8681.

Very truly yours,

/s/ Mena R. Larmour
Mena R. Larmour